7. Equity (Details) - Warrants [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Warrants
Outstanding, Beginning	20,726,707	19,114,765	12,901,955
Granted	15,471,186	10,446,539	6,612,810
Exercised		(1,084,597)	(400,000)
Forfeited or expired	(4,667,358)	(7,750,000)
Outstanding, Ending	31,530,535	20,726,707	19,114,765
Exercisable, Ending	31,530,535	20,726,707
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.49	$ 0.56	$ 0.56
Granted	0.23	0.35	0.58
Exercised		0.35	0.35
Forfeited or expired	0.58	0.49
Outstanding, Ending	0.35	0.49	0.56
Exercisable, Ending	$ 0.35	$ 0.49
Weighted-average Remaining Life (Years)
Outstanding	2 years 3 months 18 days	1 year 10 months 24 days
Exercisable	2 years 3 months 18 days	1 year 10 months 24 days
Aggregate Intrinsic Value
Outstanding, Ending	$ 978,595	$ 1,080
Exercisable, Ending	$ 978,595	$ 1,080